INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN ASSOCIATES
Schedule of amounts recognised in the balance sheet and income statement

	2023	2022
	$ million	$ million
Balance sheet	16	46
Income statement loss	(30)	(32)
Impairment of interest in associate	–	(109)

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2023	2022
	$ million	$ million
Summarised statement of comprehensive income
Revenue	377	386
Attributable loss for the year	(152)	(129)
Group adjustments[1]	46	17
Total comprehensive loss	(106)	(112)
Group share of loss for the year at 27.96% (2022: 28.3%)	(30)	(32)

	2023	2022
	$ million	$ million
Summarised balance sheet
Non-current assets	562	1,128
Current assets	249	271
Non-current liabilities	(424)	(730)
Current liabilities	(160)	(288)
Net assets	227	381
Net equity attributable to owners	227	381
Group’s share of net assets at 27.96% (2022: 28.3%)	64	108
Group adjustments[1,2]	(48)	47
Impairment loss	–	(109)
Group’s carrying amount of investment at 27.96% (2022: 28.3%)	16	46
1	Group adjustments include adjustments to align with Group policy.
2	In 2023, Group adjustments also include impairment loss of share in associates of $109m from 2022.